Acquisitions - Changes in the Group's Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in the Group's goodwill by segment
Balance at the beginning of the year	$ 11,117	$ 11,652
Currency translation adjustment	(851)	(535)
Balance at the end of the year	10,266	11,117
Impairment of goodwill	0
Advertising & Marketing
Changes in the Group's goodwill by segment
Balance at the beginning of the year	0	0
Currency translation adjustment	0	0
Balance at the end of the year	0	0
Other
Changes in the Group's goodwill by segment
Balance at the beginning of the year	11,117	11,652
Currency translation adjustment	(851)	(535)
Balance at the end of the year	$ 10,266	$ 11,117